Related Party Balance And Transactions	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Related Party Balance And Transactions
14.
RELATED PARTY BALANCE AND TRANSACTIONS

The following is a list of related parties which the Company has major transactions with:

(1) Mr. Ding Rui, one of the Founders.

(2) Zhichong Technology (Shenzhen) Co., Ltd (“Shenzhen Zhichong”), which is 49% owned by the Group.

(3) Beijing Puyan Enterprise Management Co., Ltd (“Beijing Puyan”), which is a related party of one of the Group’s preferred shareholders.

(4) Beijing Zhichong New Energy Technology Co., Ltd (“Zhichong New Energy”), which is 11.71% owned by the Group.

(5) Mr. Hou Yifei, one of the Founders.

The Group mainly had the following transactions and balances with related parties:

(a) Major transactions with related parties

		For the Six Months Ended June 30,
		2025	2026
		US$	US$
Interest income from Beijing Puyan	(i)	768	-
Purchase of materials from Shenzhen Zhichong	(ii)	33,363	526
Sell products to Shenzhen Zhichong	(ii)	11,693	-
Sell products to Zhichong New Energy	(iii)	897,497	226

(b) Balance of amounts due from related parties:

		As of December 31,	As of June 30,
		2025	2026
		US$	US$
Beijing Puyan	(i)	273,066	282,874
Shenzhen Zhichong	(ii)	11,951	43,184
Zhichong New Energy	(iii)	2,737,608	2,317,482
Amounts due from related parties, gross		3,022,625	2,643,540
Allowance for expected credit losses		(504,792)	(909,207)
Total		2,517,833	1,734,333

The movements of the allowance for doubtful accounts were as follows:

	As of December 31,	As of June 30,
	2025	2026
	US$	US$
Balance at the beginning of the year/period	-	(504,792)
Provision for expected credit losses	(496,730)	(381,936)
Foreign currency translation	(8,062)	(22,479)
Balance at the end of the year/period	(504,792)	(909,207)

(c) Balance of amounts due to a related party

		As of December 31,	As of June 30,
		2025	2026
		US$	US$
Shenzhen Zhichong	(ii)	164,046	159,996
Total		164,046	159,996

(i)
On March 22, 2021, the Board of Directors of X-Charge Technology approved a loan agreement with its related party, Beijing Puyan. Under this agreement, X-Charge Technology provided a two-year loan of RMB30.3 million (approximately US$4.2 million) to Beijing Puyan, bearing an annual interest rate of 3.85%. Beijing Puyan repaid RMB10 million (approximately US$1.4 million) of the principal in December 2022, and RMB20 million (approximately US$2.8 million) was repaid in January 2023. As of December 31, 2025 and June 30, 2026, the balance outstanding was US$0.3 million and US$0.4 million, respectively. Interest income recognized from this loan amounted to US$ 768 and nil in the unaudited condensed consolidated statements of comprehensive loss for the six months ended June 30, 2025 and 2026, respectively.
(ii)
The Group purchased certain types of EV chargers from Shenzhen Zhichong in the amount of US$33 thousand and US$0.5 thousand for the six months ended June 30, 2025 and 2026, respectively. The outstanding balance of accounts payable to Shenzhen Zhichong were US$0.2 million and US$0.2 million as of December 31, 2025 and June 30, 2026, respectively, which were included in amounts due to a related party on the consolidated balance sheets.
Besides, the Group also sold certain types of EV chargers to Shenzhen Zhichong, with zero transaction volume for the six months ended June 30, 2025 and 2026. The outstanding balance of accounts receivable from Shenzhen Zhichong were US$11.9 thousand and US$43.2 thousand as of December 31, 2025 and June 30, 2026, respectively, which were included in amounts due from related parties on the consolidated balance sheets.
(iii)
The Group sold certain types of EV chargers to Zhichong New Energy in the amount of US$0.9 million and US$0.2 thousand for the six months ended June 30, 2025 and 2026, respectively. The outstanding balance of accounts receivable from Zhichong New Energy were US$2.7 million and US$2.2 million as of December 31, 2025 and June 30, 2026, respectively, which were included in amounts due from related parties on the consolidated balance sheets.